Subsequent Events (Details) - USD ($)		1 Months Ended										6 Months Ended		12 Months Ended
	Sep. 09, 2021	Jun. 30, 2021	Mar. 04, 2021	Mar. 01, 2021	Feb. 28, 2021	Feb. 26, 2021	Feb. 18, 2021	Feb. 17, 2021	Jan. 29, 2021	Jan. 27, 2021	Jan. 26, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 01, 2022
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shareholders, description			The shareholders and the optionholders of DeepGreen will be entitled to receive, in exchange for their DeepGreen Shares or DeepGreen Options, as applicable, an aggregate of (i) will receive shares in the capital of the Company or comparable equity awards that are settled or are exercisable for shares in the capital of the Company, as applicable, based on an implied DeepGreen equity value of $2.25 billion after giving effect to the SOAC Continuance (the “SOAC Common Shares”), (ii) 5,000,000 Class A Special Shares, (iii) 10,000,000 Class B Special Shares, (iv) 10,000,000 Class C Special Shares, (v) 20,000,000 Class D Special Shares, (vi) 20,000,000 Class E Special Shares, (vii) 20,000,000 Class F Special Shares, (viii) 25,000,000 Class G Special Shares and (ix) 25,000,000 Class H Special Shares, in each case, in the capital of SOAC (collectively, the “Company Earnout Shares”), or, as applicable, options to purchase such SOAC Common Shares and Company Earnout Shares.
Aggregate shares			33,030,000
Gross proceeds			$ 330,300,000
DeepGreen Metals Inc. [Member]
Subsequent Events (Details) [Line Items]
Common shares per share		$ 7.00										$ 7.00		$ 1.75		$ 15
Incentive stock options												3,446,821		2,250,000	500,000
Total proceeds												$ 2,563,156		$ 919,465	$ 350,000
Stock options exercise price, maximum														$ 833,388	$ 1,277,560
Convertible debentures							$ 500,000
Conversion price					$ 10
Issuance of common shares							50,000
Invoiced amount														$ 4,471,595
DeepGreen Metals Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Payment made by entity						$ 440,000					$ 1,250,000
Remaining payment		$ 1,750,000
Incentive stock options						40,400		490,666	1,800,000
Incentive stock options exercise price						$ 0.25			$ 0.75
Total proceeds									$ 1,350,000
Stock options exercise price, minimum								$ 0.25
Stock options exercise price, maximum								$ 0.75
Convertible debentures					$ 26,000,000
Convertible debentures bear interest rate					7.00%
Conversion price					$ 10
Debentures							$ 500,000
Converted to common shares							50,000
Invoiced amount				$ 4,582,834
Gross proceeds	$ 137,500,000
DeepGreen Metals Inc. [Member] | Business Acquisition [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shareholders acquired percentage, description										DeepGreen shareholders would hold approximately 77% of The Metals Company, PIPE Investors approximately11% and SOAC investors approximately 10% and SOAC Sponsors approximately 2%.
DeepGreen Metals Inc. [Member] | Business Combination [Member]
Subsequent Events (Details) [Line Items]
Business combination, description			DeepGreen entered into an amended agreement with Allseas (the “Amendment # 3”) whereby, upon successful completion of the Business Combination, instead of issuing 10 million Common Shares to Allseas in connection with the PMTS, DeepGreen issued to Allseas a warrant to acquire 10 million DeepGreen Common Shares at a nominal value (the “Allseas Warrant”). The Allseas Warrant will vest and become exercisable upon successful completion of the PMTS and will expire on September 30, 2026. There are vesting conditions associated with the Allseas Warrant whereby a maximum of 10 million DeepGreen Common Shares would be issued if the PMTS is completed by September 30, 2023, gradually decreasing to 5 million DeepGreen Common Shares if PMTS is completed after September 30, 2025.
DeepGreen Metals Inc. [Member] | Business Combination [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Business combination, description	Additional discussion about the Business Combination is provided in Item 2.01 of this Current Report on Form 8-K.
SOAC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common shares per share			$ 10.00
SOAC [Member] | DeepGreen Metals Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Treasury value										$ 300,000,000
Additional incentive shares										500,000
Incentive shares, price per share										$ 50.00
PIPE [Member] | DeepGreen Metals Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Additional treasury stock value										$ 330,000,000
SPAC [Member] | DeepGreen Metals Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion price					10
Allseas [Member] | DeepGreen Metals Inc. [Member] | Business Combination [Member]
Subsequent Events (Details) [Line Items]
Business combination, description			The Allseas Warrant will be assumed by SOAC at the closing of the Business Combination to become a warrant to purchase The Metals Company (“TMC”) common shares, adjusted for the exchange ratio for the transaction. If the market price of the TMC common shares on June 1, 2022 is higher than $15 per share (as adjusted based on the exchange ratio for the closing of the Business Combination), the aggregate value of the shares underlying the warrant above $150 million as at June 1, 2022 will automatically become a commercial credit from Allseas to TMC equal to the excess value. This commercial credit will be effective on the vesting date of the Allseas Warrant and the Company will be able to exchange this excess value for any future goods and services from Allseas under the nodule collection and shipping contract for one year after commercial production.The cash payment of $30 million in the original agreement was also amended to be paid as follows, provided that the Business Combination is completed:• $10 million on June 30, 2021 with Allseas providing confirmation of placing an order of certain equipment and demonstrating certain progress on construction of the collector vehicle;• $10 million on the later of (i) January 1, 2022, and (ii) confirmation of successful collection of the North Sea test; and• $10 million upon successful completion of the PMTS.
Short-term Incentive Payment Plan [Member] | DeepGreen Metals Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Incentive stock options			4,973,237
Stock options exercise price, minimum			$ 0.75
Stock options exercise price, maximum			$ 3.60
Stock options expiry period			Jun. 01, 2028
Vesting periods			3 years
Long-term Incentive Plan [Member] | DeepGreen Metals Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Incentive stock options			8,450,000
Incentive stock options exercise price			$ 0.75
Stock options expiry period			Jun. 01, 2028
Option vested performance conditions, description			These options vest based on performance conditions as follows: 25% when the Company’s market capitalization equals $3 billion, 35% when the Company’s market capitalization equals $6 billion, 20% upon the date the ISA grants an exploitation contract to the Company, and 20% upon the commencement of commercial production following the grant of the exploitation contract.
Common Stock [Member] | DeepGreen Metals Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion price					$ 10
Issuance of common shares				3,666,267